Supplemental Cash Flow Information - Summary of Net Change in Non Cash Working Capital and Other (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Change in Working Capital and Other [Line Items]
Accounts receivable	$ (9,840)	$ 25,622	$ 1,169	$ 170,646	$ 85,316
Contract assets	(31,418)	16,256	(16,038)	63,670	27,635
Inventories	(22,872)	7,222	39,564	57,134	(93,179)
Work-in-progress related to finance leases	3,792		(36,169)	0	0
Finance leases receivable	(34,199)	463	(39,084)	(63,374)	754
Income taxes receivable	187	895	19,986	(17,092)	2,431
Deferred revenue	24,603	(5,610)	49,205	(54,000)	(259,395)
Accounts payable and accrued liabilities, provisions, and income taxes payable	27,486	(10,995)	55,441	(114,811)	20,620
Foreign currency and other	(5,995)	(535)	8,863	15,057	(19,593)
Increase Decrease In Working Capital	(48,256)	33,318	82,937	57,230	(235,411)
Interest paid – short- and long-term borrowings	1,017	627	17,315	19,311	19,330
Interest paid – lease liabilities	695	793	3,029	3,371	2,586
Total interest paid	1,712	1,420	20,344	22,682	21,916
Interest received	356	58	454	308	3,518
Taxes paid	997	900	13,725	18,825	29,855
Taxes received	$ 627	$ 148	$ 23,137	$ 5,566	$ 421